SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Use of estimates
Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, purchase price allocation, allowance for doubtful accounts, impairment of long-lived assets, useful lives of property, plant and equipment and intangible assets, realization of deferred tax assets, share-based compensation expenses, unrecognized tax benefits, accrued liabilities, the valuation of the Company’s acquired equity investments and derivative instruments and the determination of fair value of the retained investments in the subsidiary which is deemed to be disposed. Actual results could materially differ from those estimates.

Principles of consolidation
Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and the VIE and its subsidiaries for which the Company or a subsidiary of the Company is the primary beneficiary. All transactions and balances between the Company, subsidiaries and VIE and its subsidiaries have been eliminated upon consolidation. Results of acquired subsidiaries and its VIE and its subsidiaries are consolidated from the date on which control is transferred to the Company.

Foreign currency translation and transactions
Foreign currency translation and transactions

The Company’s PRC subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses the RMB as its reporting currency. Generally, the Company and other subsidiaries incorporated outside PRC use their local currency as functional currency. The Company and the subsidiaries whose functional currency is not RMB use the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation
Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.5063 to US$1.00 on December 31, 2017 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combination and noncontrolling interests
Business combination and noncontrolling interests

The Company accounts for business combinations using the purchase method of accounting in accordance with ASC 805. ASC 805 requires the Company to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Company acquires less than 100% ownership interest, the Company will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Company for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business’s achievement of certain agreed upon operating performance based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the Company’s statements of comprehensive income (loss) until such time as to when the contingency is resolved. Where the fair value of the net assets acquired exceeds the consideration paid, a gain as a result of the bargain purchase will be recognized through the consolidated statements of comprehensive loss at the close of the transaction. For the Company’s majority-owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of comprehensive income includes the net income (loss) attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Company’s consolidated balance sheets.

The Company derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate, deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

If a transaction does not meet the definition of a business, the transaction is recorded as an asset acquisition. Accordingly, the identifiable assets acquired and liabilities assumed are measured at the fair value of the consideration paid, based on their relative fair values at the acquisition date. Acquisition-related costs are included in the consideration paid and capitalised. Any contingent consideration payable that is dependent on the purchaser’s future activity is not included in the consideration paid until the activity requiring the payment is performed. Any resulting future amounts payable are recognized in profit or loss when incurred. No goodwill and no deferred tax asset or liability arising from the assets acquired and liabilities assumed are recognized upon the acquisition of assets.

Cash	Cash Cash includes cash on hand and cash deposits with original maturities of less than three months, which are unrestricted as to withdrawal and use.

Restricted cash	Restricted cash Restricted cash represents cash pledged to financial institutions as collateral for the Group’s short-term and long-term borrowings (note 5).

Short-term investments
Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments

Equity method investments
Equity method investments

Investments in entities in which the Group has significant influence but does not own a majority equity interest or control are accounted for under the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Venture (“ASC 323”), which requires equity investments be carried at original cost adjusted for the proportionate share of the investees’ income, losses and distributions. The share of net profit of equity investee includes the effect of basis difference between the carrying value of the investments and the Group’s share of the underlying assets of the investee. An interest in a limited partnership is also accounted for using the equity method of accounting as described in ASC 323, unless the limited partner’s interest is so minor that the Company may have virtually no influence over partnership operating and financial policies. The Group assesses the carrying value of equity investments when an indicator of a loss in value is present and records a loss in value of the investment when the assessment indicates that another-than-temporary decline in the investment exists.

Cost method investments
Cost method investments

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments (“ASC 325-20”), for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. The Group routinely evaluates the collectability of accounts receivable of each customer on a specific identification basis. At the time when the Group becomes aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, the Group records a specific allowance against amounts due, and thereby reduces the net recognized receivable to the collectible amount. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories	Inventories Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the first-in first-out method, and are valued at the lower of cost or market.

Lease obligations
Lease obligations

In accordance with ASC 840, Leases (“ASC 840”), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property, plant and equipment, net section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases
Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback and direct financing lease transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the lease obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net
Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	38 years	—
Medical equipment*	5-20 years	—
Electronic and office equipment	3-5 years	—
Motor vehicles	5 years	—
Leasehold improvement and building improvement	shorter of lease term or 5 years	—

*       The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. Total interest costs incurred and capitalized during the years ended December 31, 2015, 2016 and 2017 amounted to RMB1,376, RMB1,956 and RMB38,533 (US$5,922), respectively.

Intangible assets, net
Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that exist on the date of acquisition and are amortized over the remaining term of the leases. The medical insurance coverage as an approved healthcare provider is issued by the medical insurance authority, based on which the hospital can join in the medical insurance network and can be reimbursed by the medical insurance authority for medical services provided to the patients who have been covered by medical insurance included in social insurance or other contribution, which is amortized over the remaining business license period. A radiotherapy permit is a legal license issued by the government for deploying and operating radiotherapy equipment in a hospital and the economic life of this license is assessed to be the estimated remaining useful life of the corresponding radiotherapy equipment. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	5-16 years
Operating leases	9-16 years
Medical insurance coverage	10 years
Radiotherapy permits	7 years
Software	3-5 year

Prepaid land lease payments
Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the terms of the land use rights agreement of 50 years.

Impairment of long-lived assets
Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or market prices.

Impairment loss on long-lived assets of RMB23,125, RMB61,124 and RMB28,600 (US$4,396) was recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Treasury stock
Treasury stock

The Company has share repurchase programs where the shares are acquired and subject to cancellation. Cost of the Group’s shares acquired is treated as a deduction from shareholders’ equity. Upon cancellation, any excess of purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments
Fair value of financial instruments

The carrying amounts of the Group’s financial instruments, including cash, restricted cash, accounts receivable, balances with related parties and accounts payable approximate fair value because of their short maturities. The carrying amounts of the Group’s short-term and long-term bank and other borrowing and secured borrowings mostly bear interest at floating rates and therefore approximate the fair value of these obligations. For those bank borrowings with fixed interest rates, management uses the discounted cash flow technique based on market interest rate for similar instruments at the balance sheet date and concludes that the carrying value approximates the fair value. Derivative financial instruments were recognized at fair value at the end of each reporting period with the adjustment in its fair value recognized in profit or loss. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its derivative financial instruments that are recognized in the consolidated financial statements.

Deferred revenue	Deferred revenue Deferred revenue arises from upfront cash payment where the related services have not been rendered and the revenue recognition criteria have yet been fulfilled.

Assets held for sale
Assets held for sale

Assets (disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the long-lived asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Assets (disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

Revenue recognition
Revenue recognition

Revenue consists of network and hospital revenue.

(1) Network revenue

The majority of the Group’s revenues are derived directly from hospitals that enter into medical equipment lease, management service arrangements, equipment sales and direct financing lease with the Group. To a lesser extent, revenues are generated from stand-alone management service arrangements where a hospital has previously acquired the equipment from the Company or through another vendor or sale of medical equipment.

i.	Lease and management services

Lease and management service arrangements typically include the purchase and installation of diagnostic imaging and/or radiation oncology system (“medical equipment”) at the hospital, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers’ doctors to their patients.

The Group enters into both leases and management service arrangements with independent hospitals consisting of terms that range from 5 to 20 years. Pursuant to these arrangements, the Group receives a portion of the profit, based on the profit sharing formula as defined in the arrangements, of the hospital unit that delivers the diagnostic imaging and/or radiation oncology services.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangements also contain a non-lease deliverable being the management service element. The arrangement consideration should be allocated between the lease element and the non-lease deliverables on a relative fair value basis, however because all of the consideration is earned through the contingent rent feature discussed below, there is no impact of such allocation.

ASC 840 is applied to the lease elements of the arrangement and ASC 605 (“ASC 605”), Revenue Recognition is applied to other elements of the arrangement not within the scope of ASC 840. Revenue not within the scope of ASC 840 is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectability is reasonably assured and the delivery of the medical equipment or services has occurred.

The lease rentals and management service receivable under the lease arrangement are based entirely on a profit sharing formula (“contingent rent feature”). The profitability of the business unit is not only dependent on the medical equipment placed at the hospital, but also the hospital’s ability to manage the costs and appoint doctors and clinical staff to operate the equipment. Certain of the lease and management service arrangements may include a transfer of ownership or bargain purchase option at the end of the lease term. Due to the length of the lease term, the collectability of these minimum lease payments is not considered reasonably predictable and there are also inherent uncertainties regarding the future costs to be incurred by the Group relating to the arrangement. Given these uncertainties, the Group accounts for all of these lease arrangements as operating leases.

As the collectability of the minimum lease rental is not considered predictable, and the remaining rental is considered contingent, the Group recognizes revenue when a lease payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties to the agreement. Similarly, for the service element of the arrangement, revenue is only considered determinable at the time a payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties. Revenue is recognized when it is determined that the basic criteria, referred to above, have also been met.

For the years ended December 31, 2015, 2016 and 2017, the revenue from lease and management services amounted to RMB525,208, RMB378,723 and RMB245,434 (US$37,723), respectively.

ii.	Management services and technical services

The Group provides stand-alone management services to certain hospitals which are already in possession of radiotherapy and diagnostic equipment and stand-alone technical services to certain hospitals. Management services typically include the provision of diagnosis and treatment techniques, experts support, advertising and promotion as well as comprehensive operational management. Technical services mainly include services related to the maintenance and upgrade of leasing equipment. The fees for management services and technical services are either based on a contracted percentage of monthly revenue generated by the specified hospital unit (“revenue share”) or in limited instances on a fixed monthly fee. Fixed monthly fees are recognized ratably over the service term. The consideration that is based on a revenue share arrangement is recognized when the monthly fees under the arrangement are determined and agreed upon by both parties to the agreement. Fixed monthly fees are recognized ratably over the service term.

For the years ended December 31, 2015, 2016 and 2017, revenue from management services amounted to RMB21,596, RMB27,707 and RMB29,549 (US$4,542), respectively. For the years ended December 31, 2015, 2016 and 2017, the revenue from technical services amounted to RMB21,449, RMB17,543 and RMB9,779 (US$1,503), respectively.

iii.	Direct financing lease income

Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. During the years ended December 31, 2015, 2016 and 2017, the Company had financing lease income of RMB23,259, RMB14,100 and RMB7,554 (US$1,161), net of taxes, respectively.

iv.	Consumables sales

Pursuant to the application of ASC 605, the Group records revenue related to consumables sales on a net basis when the equipment is delivered to the customer and the sales price is determinable. During the years ended December 31, 2015, 2016 and 2017 the Company had medical equipment sales of RMB6,234, RMB5,456 and RMB7,005 (US$1,077), respectively.

The Group is subject to sales taxes such as business tax, VAT and goods and service tax on the revenue. The Group has recognized revenues net of these taxes and related surcharges. Such taxes and related surcharges for the years ended December 31, 2015, 2016 and 2017 were approximately RMB22,237, RMB5,854 and RMB2,439 (US$375), respectively. In the event that revenue recognition is deferred to a later period, the related tax and other surcharges are also deferred and will be recognized only upon recognition of the deferred revenue.

(2) Hospital revenue

Hospital revenue consists of medicine income and medical service income. Medicine income includes medicine prescribed to patients during or after treatment by the doctors. Medical service income include revenue generated from outpatients, which mainly consist of activities for physical examinations, treatments, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examinations and treatments, surgeries, and other fees such as room charges and nursing care. Revenue is recognized, in accordance with ASC 605, when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collection is reasonably assured, and the medicine or medical services are delivered.

Cost of revenue
  Cost of revenue

Network costs mainly consist of the amortization of acquired intangibles, depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salaries and material costs of medical supplies.

(1) Costs relating to lease and management service arrangement

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group’s depreciation policies. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of management services and technical services

Cost of management services and technical services mainly include labor costs, and, where applicable, medical consumables and maintenance expenses which are expensed as incurred.

(3) Cost of consumables sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the consumables purchased and other direct costs involved in the consumables sales.

Hospital costs mainly include medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, utilities as well as other related costs incurred in the normal business of a hospital.

Advertising expenditure
Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2015, 2016 and 2017, the advertising expenses were RMB15,205, RMB7,378 and RMB2,910 (US$447), respectively.

Income taxes
Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes (“ASC 740”),which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the applicable tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax positions which are included in the “accrued expenses and other liabilities” account and “accrued unrecognized tax benefits and surcharges, non-current portion” accounts are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In accordance with ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, all deferred tax liabilities and assets are classified as noncurrent in the consolidated balance sheets.

Share-based compensation
Share-based compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation-Stock Compensation (“ASC 718”).

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. Prior to January 1, 2017, forfeitures were estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

On January 1, 2017, the Company adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, and elected to account for forfeitures as they occur. The cumulative-effect adjustment to retained earnings of RMB3,123 (US$480) was recorded upon transition, which is measured for outstanding awards based on the difference between (1) the fair value estimate of awards historically expected to be forfeited and (2) the fair value estimate of awards actually forfeited.

Loss per share
Loss per share

Loss per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic loss per ordinary share is computed by dividing loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share based awards, using the treasury stock method and the ordinary shares issuable upon the conversion of convertible debt instruments, using if-converted method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Comprehensive Loss
Comprehensive loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income (“ASC 220”), requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Derivative Instruments
Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Segment reporting
Segment reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who is also the executive chairman of the board of directors. The Group’s CODM evaluates segment performance based on revenues and profit by the network and hospital segments.

Recent accounting pronouncement
Recent accounting pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company plans to adopt the new standard on January 1, 2018, using the modified retrospective method. The cumulative effect of initially applying the guidance will be recognized at the date of initial application. The Company has substantially completed the assessment over the impact of adopting this new guidance and does not expect the adoption will have significant impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. We are evaluating the effect that this guidance will have on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15 (“ASU 2016-15”), Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows, (“ASC 230”) including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. In addition, in November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”). ASU 2016-18 clarifies certain existing principles in ASC 230, including providing additional guidance related to transfers between cash and restricted cash and how entities present, in their statement of cash flows, the cash receipts and cash payments that directly affect the restricted cash accounts. These ASUs will be effective for the Company’s fiscal year beginning December 1, 2018 and subsequent interim periods. Early adoption is permitted. The adoption of ASU 2016-15 and ASU 2016-18 will modify the Company's current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation: Scope of Modification Accounting. This standard provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share based payment award. The updated guidance is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.